Funded Status of Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 63,719	¥ 58,589
Service cost	3,214	3,049
Interest cost	1,252	1,339
Actuarial loss	15	3,170
Foreign currency exchange rate change	656	(35)
Benefits paid	(2,493)	(2,195)
Business combinations	3,117	0
Other	0	(198)
Benefit obligation at end of year	69,480	63,719
Change in plan assets:
Fair value of plan assets at beginning of year	85,945	85,396
Actual return on plan assets	9,289	108
Employer contribution	2,591	2,542
Benefits paid	(2,337)	(2,090)
Business combinations	1,005	0
Foreign currency exchange rate change	476	(11)
Fair value of plan assets at end of year	96,969	85,945
The funded status of the plans	27,489	22,226
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	32,005	24,459
Accrued benefit liability included in accrued expenses	(4,516)	(2,233)
Net amount recognized	¥ 27,489	¥ 22,226